Fees and Expenses	Jul. 31, 2025
Putnam Retirement Advantage Plus 2050 Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Putnam Retirement Advantage Plus 2045 Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Putnam Retirement Advantage Plus 2040 Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of yearsremaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Putnam Retirement Advantage Plus 2035 Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses. The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees. Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Putnam Retirement Advantage Plus 2030 Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of yearsremaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Putnam Retirement Advantage Plus Maturity Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Other expenses have been restated to reflect current expenses.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.